CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Sep. 04, 2013	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013	Aug. 27, 2012	Mar. 31, 2012
CONSOLIDATED BALANCE SHEETS
Equipment, accumulated depreciation (in dollars)		$ 230		$ 132		$ 6
Reverse stock split	0.02
Preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001
Preferred stock, shares authorized				100,000,000	100,000,000	10,000,000
Preferred stock, shares issued				0
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized		300,000,000		300,000,000	300,000,000	100,000,000
Common stock, shares issued		4,174,039	114,969,415	1,451,914		789,783
Common stock, shares outstanding		4,174,039	114,969,415	1,451,914		789,783